Financial assets and other receivables	12 Months Ended
Dec. 31, 2024
Financial assets and other receivables
Financial assets and other receivables

9.  Financial assets and other receivables

The Company’s financial assets and their classification under IFRS 9 Financial Instruments are as follows:

		2024 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	9.1	12,929	12,091	293	25,313
Receivables from related parties	23	1,558	—	—	1,558
Trade receivables	9.2	188,816	—	—	188,816
Other receivables	9.2	83,103			83,103
Restricted cash and cash equivalents		298	—	—	298
Cash and cash equivalents		132,973	—	—	132,973
Total financial assets		419,677	12,091	293	432,061

		2023 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	9.1	12,992	1,080	5,722	19,794
Receivables from related parties	23	4,430	—	—	4,430
Trade receivables	9.2	220,330	—	—	220,330
Other receivables	9.2	89,913			89,913
Restricted cash and cash equivalents		1,179	—	—	1,179
Cash and cash equivalents		136,470	—	—	136,470
Total financial assets		465,314	1,080	5,722	472,116

Restrictions on the use of group assets

As of the year ended December 31, 2024 and 2023, Cash and cash equivalents and restricted cash and cash equivalents comprise the following:

	2024	2023
	US$'000	US$'000
Cash and cash equivalents	132,973	136,470
Restricted cash and cash equivalents presented as Cash	298	1,179
Total	133,271	137,649

The Company also has certain restrictions in the partnerships with Dow as of December 31, 2024 and 2023.

9.1 Other financial assets

As of December 31, 2024, other financial assets comprise the following:

	2024
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortized cost	12,929	—	12,929
Equity securities	1,815	—	1,815
Financial investments	—	5,500	5,500
Derivatives not designated as hedging instruments (Note 21)	4,707	69	4,776
Derivatives designated as hedging instruments (Note 21)	293		293
Total	19,744	5,569	25,313

As of December 31, 2023, other financial assets comprise the following:

	2023
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortized cost	12,992	—	12,992
Equity securities	1,078	2	1,080
Derivatives designated as hedging instruments (Note 21)	5,722	—	5,722
Total	19,792	2	19,794

Other financial assets at amortized cost

Other financial assets at amortized cost comprise the investment fund of $9,909 thousand in Selma Globe Investment Fund, LLC as a result of the NMTC Program. The reactivation of the plant in Selma, Alabama, in 2022 resulted in the Company being granted a $13,230 thousand allocation by the end of fiscal year 2022 under the NMTC Program (See Note 17). This allocation was subscribed by Ferroglobe U.S.A Metallurgical, Inc. as owner of the plant and United Bank as investor and beneficiary of the tax credit resulting from this grant.

Other financial assets at amortized cost also comprise deposits given to the French government by Ferroglobe France ($3,054 thousand in 2024 and $3,024 thousand in 2023), a Ferroglobe subsidiary, in respect of effort de construction. The law in France requires employers and companies of a certain size to invest a portion of their budgets in the construction or renovation of housing (including through direct investment, providing mortgages, and other) every year. In this case, the mandatory contributions are made in the form of a loan, to be returned by the French government in twenty years.

The carrying amount of other financial assets at amortized cost is considered to approximate their fair value.

Financial investments

The Company’s $5,500 thousand financial investment relates to the fair value of its investment in Coreshell, a U.S.-based startup developing nanocoating solutions for silicon-dominant anodes.

9.2 Trade and other receivables

Trade and other receivables comprise the following at December 31:

	2024	2023
	US$'000	US$'000
Trade receivables	191,560	223,236
Less – allowance for doubtful debts	(2,744)	(2,906)
Total trade receivables	188,816	220,330

Tax receivables	18,331	26,779
Government grant receivables	62,586	62,417
Other receivables	2,186	717
Total other receivables	83,103	89,913

The trade and other receivables disclosed above are short-term in nature and therefore their carrying amount is considered to approximate their fair value.

The changes in the allowance for doubtful debts during 2024 and 2023 were as follows:

Allowance
US$'000
Balance at January 1, 2023	1,187
Impairment losses recognized	1,970
Collection of previously impaired balances	(300)
Exchange differences	49
Balance at December 31, 2023	2,906
Impairment losses recognized	475
Collection of previously impaired balances	(519)
Exchange differences	(118)
Balance at December 31, 2024	2,744

Factoring of trade receivables

In October 2020, the Company signed a factoring agreement with a financial institution to anticipate the collection of receivables issued by the Company’s European subsidiaries with the following main terms:

●	maximum cash consideration advanced is up to €60,000 thousand;
●	overcollateralization of 10% of accounts receivable as guarantee provided to the Agent until payment has been satisfied;
●	a 0.18% to 0.25% fee charge on total invoices and credit notes sold to the Agent; and
●	a financing commission set at EURIBOR 3 months plus 1% charged on the drawdowns;

Other conditions are set in relation to credit insurance policy which has been structured in an excess of loss policy where the first €5,000 thousand of bad debt losses are not covered by the insurance provider. The Company has assumed the cash collateralization for the entire excess of loss, as agreed in contractual terms.

For the year ended December 31, 2024, the factoring agreement provided upfront cash consideration of $427,772 thousand ($431,274 thousand in 2023). The Company has repaid $420,873 thousand ($454,576 thousand in 2023), recognizing bank borrowing debt of $35,059 thousand as of December 31, 2024 (2023: $30,683 thousand). See Note 17.

As of December 31, 2024, the Company held $41,272 thousand of trade and other receivables recognized in the consolidated statements of financial position in respect of factoring agreements ($35,504 thousand at December 31, 2023). Finance costs incurred during the year ended December 31, 2024, amounted to $3,344 thousand ($2,568 thousand at December 31, 2023) recognized as “Finance costs” in the consolidated income statements.

The Company has assessed whether it has transferred substantially all risks and rewards, continuing to be exposed to the variable returns from its involvement in the factoring agreement as it is exposed to credit risk, so the conclusion is that the derecognition criteria is not met and therefore, the trade receivables sold are not derecognized from the balance sheet and an obligation is recognized as bank borrowings for the amount of cash advanced by the Leasing and Factoring Agent. The amount repayable under the factoring agreements is presented as on-balance sheet factoring and the debt assigned to factoring is shown as bank borrowings.

Other agreements

In February 2022, the Company signed a without recourse factoring agreement with Bankinter offering the possibility to sell the receivables corresponding to eleven pre-approved customers by the bank and its credit insurer. Receivables are pre-financed at 100% of their face value.

The main characteristics of this program are the following:

●	maximum cash consideration advanced is up to €30,000 thousand;
●	a 0.25% fee of the receivables face values;
●	a cost of financing at 12-month Euribor plus 1%;
●	a closing fee of 0.25% of the financing; and
●	an annual renewal fee of 0.25% of the financing.

The Company has concluded that we have not retained nor transferred substantially all of the risks and rewards but have transferred control of the receivables, and therefore the derecognition criteria is met and the trade receivables sold have been derecognized from the balance sheet.

Government grants receivables

The Company has been awarded a compensation for the indirect carbon dioxide emissions costs included in its energy bills in certain European entities.

For the year ended December 31, 2024, the Company recognized $82,553 thousand of income (2023: $84,047 thousand) related to these compensations. The amount was deducted against the related expense in “Raw Materials and energy consumption for production” in the consolidated income statements. The Company has no unfulfilled conditions in relation to government grants, but certain grants would be repayable if the Company were to substantially curtail production or employment at certain plants.